Operations - Reclassification of items included on financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities [abstract]
Current debt instruments issued	R$ 1,903,840	R$ 1,404,678
Current liabilities	33,533,813	28,831,133
Non-current debt instruments issued	2,496,139	143,456
Non-current liabilities	9,452,368	5,186,468
Cash flows from (used in) financing activities [abstract]
Proceeds from institutional deposits and marketable debt securities	6,585,937	1,608,162	R$ 0
Payment of institutional deposits and marketable debt securities	2,713,574	75,004	404,317
Proceeds from other debt instruments, except lease	5,997,721	4,138,209	3,499,986
Payment to other debt instruments, except lease	3,049,824	5,447,180	5,855,452
Financing activities	R$ 5,040,586	(148,796)	(2,810,132)
Before reclassification [Member]
Liabilities [abstract]
Current borrowing and financing		1,374,766
Current obligations to FIDC quotas holders		505,231
Current liabilities		1,879,997
Non-current borrowing and financing		3,639,215
Non-current obligations to FIDC quotas holders		0
Non-current liabilities		3,639,215
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings		5,181,619	3,499,986
Repayments of borrowings, classified as financing activities		(4,489,681)	(5,009,769)
Proceeds from FIDC quota holders		564,752	0
Payment to FIDC quota holders		(1,032,503)	(1,250,000)
Financing activities		224,187	(2,759,783)
Reclassification [Member]
Liabilities [abstract]
Current borrowing and financing		(899,447)
Current obligations to FIDC quotas holders		899,447
Current liabilities		0
Non-current borrowing and financing		(143,456)
Non-current obligations to FIDC quotas holders		143,456
Non-current liabilities		0
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings		(3,573,457)	(3,499,986)
Repayments of borrowings, classified as financing activities		4,414,677	4,605,452
Proceeds from FIDC quota holders		3,573,457	3,499,986
Payment to FIDC quota holders		(4,414,677)	(4,605,452)
Financing activities		0	0
After reclassification [Member]
Liabilities [abstract]
Current institutional deposits and marketable debts securities		475,319
Current debt instruments issued		1,404,678
Current liabilities		1,879,997
Non-current institutional deposits and marketable debts securities		3,495,759
Non-current debt instruments issued		143,456
Non-current liabilities		3,639,215
Cash flows from (used in) financing activities [abstract]
Proceeds from institutional deposits and marketable debt securities		1,608,162	0
Payment of institutional deposits and marketable debt securities		(75,004)	(404,317)
Proceeds from other debt instruments, except lease		4,138,209	3,499,986
Payment to other debt instruments, except lease		(5,447,180)	(5,855,452)
Financing activities		R$ 224,187	R$ (2,759,783)